Postretirement Benefits Other Than Pensions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2001 Y
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Minimum age of retirement under option one to avail benefit of post retirement	55
Minimum service period served at the time of retirement under option one to avail benefit of post retirement	15 years
Minimum age of retirement under option two to avail benefit of post retirement.	65
Minimum service period served at time of retirement under option two to avail benefit of post retirement	10 years
Net loss recognized in other comprehensive income	$ 14,451,000	$ (26,938,000)	$ (6,998,000)
Prior service credit	(16,500,000)	(1,100,000)
Minimum for age plus years of service of retirement under amended plan to avail benefit of post retirement				60
Minimum service period served at the time of retirement under amended plan to avail benefit of post retirement				10 years
Other Postretirement Benefit Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected contribution to plan in 2013	900,000
Net loss recognized in other comprehensive income	1,000,000	5,500,000
Amortization of net loss	500,000
Prior service credit	(16,508,000)	(1,075,000)
Amortization of prior service credit recognized in other comprehensive income	700,000	700,000
Curtailment gain arising during period before tax	300,000
Unrecognized actuarial losses	6,500,000	6,000,000
Unrecognized actuarial losses, net of tax	4,200,000	3,900,000
Unrecognized Prior service credit	16,200,000	700,000
Unrecognized Prior service credit, Net of Tax	10,400,000	500,000
Net loss that will be amortized from accumulated other comprehensive loss into net postretirement benefit expense	400,000
Prior service credit in OCI that will be amortized into net postretirement benefit expense in next fiscal year	$ 1,100,000